UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004
                                                ------------------------

Check here if Amendment [ X ]; Amendment Number:  1
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Fairfield Greenwich Limited
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Address:   919 Third Avenue
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           New York, New York  10022
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Form 13F File Number:  28-10762
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark McKeefry
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Title:     General Counsel
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Phone:     212-319-6060
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Signature, Place, and Date of Signing:

        /s/ Mark McKeefry             Laguna, CA           8/16/04
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        1*
                                               -------------

Form 13F Information Table Value Total:       $427*
                                               -------------
                                                (thousands)

* Confidential information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.     Form 13F File Number       Name


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                                                 FORM 13F INFORMATION TABLE
                                                 VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER           VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS     CUSIP     x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS    SOLE     SHARED     NONE
-----------------  -------------- ------------ --------- -------- --- ---- -------- --------  --------- --------- -----------
ZILOG INC          COM PAR $0.01    989524301     427     39,000            SOLE                39,000


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